NET REVENUES (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 Testing services CNY	Mar. 31, 2012 Testing services CNY	Mar. 31, 2011 Testing services CNY	Mar. 31, 2013 Test preparation and training solutions CNY	Mar. 31, 2012 Test preparation and training solutions CNY	Mar. 31, 2011 Test preparation and training solutions CNY	Mar. 31, 2013 Other revenue CNY	Mar. 31, 2012 Other revenue CNY	Mar. 31, 2011 Other revenue CNY	Mar. 31, 2013 Test-based education services CNY	Mar. 31, 2012 Test-based education services CNY	Mar. 31, 2011 Test-based education services CNY	Mar. 31, 2013 Product sales CNY	Mar. 31, 2012 Product sales CNY	Mar. 31, 2011 Product sales CNY
NET REVENUES
Net revenue	$ 59,038,368	366,675,495	352,085,560	303,903,811	335,790,689	290,881,289	243,103,305	11,343,066	26,996,054	15,426,587	19,541,740	34,208,217	45,373,919	6,778,429	12,614,294	25,727,038	1,095,370	788,062	478,468